Property and Equipment, Net - Schedule of Property and Equipment (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Cost:
Total cost	¥ 42,210,301		¥ 38,778,559
Less: Accumulated depreciation	(24,997,502)		(14,663,185)
Property and equipment, net	17,212,799	$ 2,637,977	24,115,374
Office Equipment
Cost:
Total cost	24,261,802		26,203,041
Leasehold Improvements
Cost:
Total cost	¥ 17,948,499		¥ 12,575,518